[Letterhead of DLA Piper LLP]

April 5, 2013

VIA EDGAR	CONFIDENTIAL SUBMISSION
Pursuant to Title I
Draft Registration Statement	Section 106 under the
U.S. Securities and Exchange Commission	Jumpstart Our Business Startups Act
100 F Street, NE
Washington, DC 20549

Re:	Confidential Submission of Draft Registration Statement on Form S-1
for RetailMeNot, Inc.

Ladies and Gentlemen:

On behalf of our client, RetailMeNot, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title 1, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year ended December 31, 2012. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230, 433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

G. Cotter Cunningham President and Chief Executive Officer 301 Congress Ave., Suite 700 Austin, TX 78701 Telephone: (512) 777-2970

and copies to:	Louis J. Agnese, III RetailMeNot, Inc. 301 Congress Ave., Suite 700 Austin, TX 78701 Telephone: (512) 777-2970

April 5, 2013

Page Two

Samer M. Zabaneh DLA Piper LLP (US) 401 Congress Ave., Suite 2500 Austin, TX 78701 Telephone: (512) 457-7126

Please direct any questions with respect to this confidential submission to the undersigned at DLA Piper LLP (US), 401 Congress Ave., Ste. 2500, Austin, TX 78701 or samer.zabaneh@dlapiper.com.

Very truly yours,

DLA Piper LLP (US)

/s/ Samer M. Zabaneh

Samer M. Zabaneh

Partner

Enclosure

cc:	Douglas C. Jeffries (RetailMeNot, Inc.)
Philip W. Russell (DLA Piper LLP (US))
Paul R. Tobias (Wilson Sonsini Goodrich & Rosati, Professional Corporation)
Joseph M. Alcorta (Wilson Sonsini Goodrich & Rosati, Professional Corporation)